LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of right-of-use assets

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2023	425	2,568	2,993
Depreciation charge	(100)	(950)	(1,050)
Foreign currency translation difference	—	24	24
Disposal of PSTT	(325)	(1,296)	(1,621)

As of December 31, 2023	—	346	346

As of January 1, 2024	—	346	346
Depreciation charge	—	(346)	(346)
Foreign currency translation difference	—	—	—

As of December 31, 2024	—	—	—
As of December 31, 2024 (US$)	—	—	—

Schedule of lease liabilities

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2023	322	2,593	2,915
Addition	—	—	—
Accretion of interest recognized during the year	13	86	99
Payments	(60)	(964)	(1,024)
Foreign currency translation difference	—	27	27
Disposal of PSTT	(275)	(1,382)	(1,657)

As of December 31, 2023	—	360	360
Analyzed into:
Current portion	—	360	360
Non-current portion	—	—	—

	Motor vehicles	Offices and warehouses	Total
	CNY	CNY	CNY

As of January 1, 2024	—	360	360
Addition	—	—	—
Accretion of interest recognized during the year	—	6	6
Payments	—	(366)	(366)

As of December 31, 2024	—	—	—
Analyzed into:
Current portion	—	—	—
Non-current portion	—	—	—

As of December 31, 2024 (US$)	—	—	—
Current portion (US$)	—	—	—
Non-current portion (US$)	—	—	—

Schedule of lease-related expenses

	Year Ended December 31,
	2022	2023	2024	2024
	CNY	CNY	CNY	US$

Depreciation expense of right-of-use assets	1,413	1,050	346	47
Interest on lease liabilities	133	99	6	1
Expense relating to short-term leases	490	323	371	52

Total amounts recognized in profit or loss	2,036	1,472	723	100